Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Morgan Stanley [Member]
Summarized Operating Results of Morgan Stanley [Table Text Block]

	2017	2018
	(in billions)
Net revenues	¥2,077	¥2,258
Total non-interest expenses	1,508	1,601
Income from continuing operations before income taxes	569	657
Net income applicable to Morgan Stanley	393	502